Note 10 - Capital Structure and Financial Matters (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of Ordinary Shares	Share Capital (DKK in thousands)
Share capital, December 31, 2023	37,897,780	37,898
Exercised warrants, January 3, 2024	9,216	9
Capital increase at January 26, 2024 (JonesTrading sales agreement)	2,633,550	2,634
Capital increase at February 1, 2024 (February 2024 Offering)	4,450,000	4,450
Capital increase at February 5, 2024 (February 2024 Offering)	3,125,000	3,125
Exercised warrants, February 5, 2024	1,975,000	1,975
Exercised warrants, February 21, 2024	2,060,000	2,060
Exercised warrants, April 15, 2024	1,960,000	1,960
Share capital, June 30, 2024	54,110,546	54,111